Investments carried under the equity method (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2018	Dec. 31, 2017
Investments in associates [Abstract]
Investment under the equity method		$ 53,002	$ 55,784
Geida Tlemcen, S.L. [Member]
Investments in associates [Abstract]
Ownership interest		50.00%
Evacuacion Valdecaballeros, S.L. [Member]
Investments in associates [Abstract]
Investment under the equity method		$ 8,957	9,175
Myah Bahr Honaine, S.P.A. [Member]
Investments in associates [Abstract]
Investment under the equity method	[1]	$ 40,914	43,365
Myah Bahr Honaine, S.P.A. [Member] | Geida Tlemcen, S.L. [Member]
Investments in associates [Abstract]
Ownership interest		51.00%
Pectonex, R.F. Proprietary Limited [Member]
Investments in associates [Abstract]
Investment under the equity method		$ 3,131	3,244
Evacuacion Villanueva del Rey, S.L [Member]
Investments in associates [Abstract]
Investment under the equity method		0	0
Associate Companies [Member]
Investments in associates [Abstract]
Investment under the equity method		$ 53,002	$ 55,784

[1]	Myah Bahr Honaine, S.P.A., the project entity, is 51% owned by Geida Tlemcen, S.L. which is accounted for using the equity method in these consolidated condensed interim financial statements. Geida Tlemcen, S.L. is 50% owned by Atlantica.